Shareholder Report, Average Annual Return (Details)	12 Months Ended	20 Months Ended
	May 31, 2026	May 31, 2026
C000250334
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Efficient Enhanced Multi-Asset Fund - Class I
Without Sales Load [Member] | C000250334
Average Annual Return [Line Items]
Average Annual Return, Percent	26.06%	6.01%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup>®</sup> Total Return Index
Average Annual Return, Percent	29.78%	19.38%